EVERGREEN
                           INSTITUTIONAL
                         MONEY MARKET FUNDS

                        (Photo of currency)

                         (Photo of coins)

                         (Photo of eagle)

1997 ANNUAL REPORT FOR THE YEAR ENDED FEBRUARY 28, 1997.


                           Evergreen Keystone
        (Evergreen Logo)         FUNDS                (Evergreen Logo)

                   EVERGREEN INSTITUTIONAL MONEY MARKET FUNDS

                               TABLE OF CONTENTS

                             INSTITUTIONAL MONEY  Economic Overview..........................................                   1
                                     MARKET FUND  A Report From Your Portfolio Manager.......................                   2

(Photo of currency)
                                                  Statement of Investments...................................                   3
                                                  Statement of Assets and Liabilities........................                   7
                                                  Statement of Operations....................................                   8
                                                  Statement of Changes in Net Assets.........................                   9
                                                  Financial Highlights.......................................                  10

                                   INSTITUTIONAL  A Report From Your Portfolio Manager.......................                 11
                                      TAX EXEMPT  Statement of Investments...................................                 12

(Photo of coins)
                               MONEY MARKET FUND  Statement of Assets and Liabilities........................                 15
                                                  Statement of Operations....................................                 16
                                                  Statement of Changes in Net Assets.........................                 17
                                                  Financial Highlights.......................................                 18

                          INSTITUTIONAL TREASURY  A Report From Your Portfolio Manager.......................                 19
                               MONEY MARKET FUND  Statement of Investments...................................                 20

(Photo of eagle)
                                                  Statement of Assets and Liabilities........................                 22
                                                  Statement of Operations....................................                 23
                                                  Statement of Changes in Net Assets.........................                 24
                                                  Financial Highlights.......................................                 25

                                                  Combined Notes to Financial Statements.....................                 26
                                                  Independent Auditors' Report...............................                 30
                                                  Trustees and Officers......................................  Inside Back Cover

                   EVERGREEN INSTITUTIONAL MONEY MARKET FUNDS

ECONOMIC OVERVIEW
BY STEPHEN A. LIEBER, CHAIRMAN
EVERGREEN ASSET MANAGEMENT CHAIRMAN CORP.

   The strong momentum of the United States economy
at the end of 1996 was well sustained through the
first quarter of 1997. Industrial production rose in
each month of the first quarter, 0.10% in January,     (Photo of Stephen A.
0.60% in February, and                                  Lieber Goes Here)
0.90% in March. Industrial capacity utilization reflected the dynamic economy, rising to 84.1%, the highest level since March 1995. Despite the sustained growth in the U.S. economy, the rate of inflation continues to be moderate. The Consumer Price Index increase was 1.8% on an annual rate basis during the first quarter, well below the moderate 3.3% rise during 1996. These recent economic figures combine to offset the fearful expectations of many economists and participants in the fixed income markets that the economy might not be capable of significant overall growth without inciting inflation. Most observers, however, are very reluctant to assume that the major driving force of inflation, rising wages, is unlikely to appear. They point to record low inventory-to-sales ratios, low level of inventories on the retailing and wholesaling level, and the rising operating rate of industrial production. While arguing over whether the recent 6% growth in consumer spending is sustainable, and whether consumer credit card debt is over-extended, there are few who would project any near-term significant decline in overall domestic demand.
   The many aspects of domestic economic growth have led to an intense watch on the trends of wage levels. The rise in average hours worked, some gradual creep in compensation, and the sustained jobless level at just over 5%, have led many key observers to conclude that any further acceleration in the economy's momentum will lead to some breakout in wage compensation, especially in areas of labor shortage. The Federal Reserve has clearly concluded that this risk justifies the slowing effort of the recent 0.25% increase in the discount rate. The majority of observers expect that the economic figures published through April will probably lead to another 0.25% rise in May. There is widespread discussion about whether there will be more increases of 0.25%, or even a rise of 0.50% over the next few months. In initiating the recent discount rate increase, Federal Reserve Chairman, Alan Greenspan, described the move as "pre-emptive". Consequently, most observers conclude that the Federal Reserve policy is going to be one of pre-emptive moves when inflationary signs appear in the economy. Higher short-term interest rates will be the Fed's first line of defense. The real return in long-term fixed income investments today is in the area of 5%. This is strikingly higher than the "normal" real return of 3% to 4%, and well above the 3.6% yield of the new ten-year U.S. Treasury Inflation Indexed Bonds, which are an appropriate proxy for the real return. This extremely high rate of real return suggests either that the long-term interest rate structure in the United States is forecasting a much higher rate of inflation than presently seen, or is at a level which discounts expectations of a higher rate of inflation. Many bond market observers believe that the discounting has been done and, therefore, has provided the better than 7% yields now available in long-term United States Treasuries.
   The fixed income markets currently provide a combination of short-term uncertainty, and increased long-term confidence. Over the short-term, the data on economic strength and trends are being read with anxiety as indicators of whether or not interest rates will rise. Over the longer term, the demonstrated readiness of the Federal Reserve Open Market Committee to act "pre-emptively" to ensure the longer term control of inflation, and to maintain stability in the economy, is highly encouraging for fixed income investment.

                   EVERGREEN INSTITUTIONAL MONEY MARKET FUND
(Photo of currency)
A REPORT FROM YOUR
PORTFOLIO MANAGER

KELLIE ALLEN

   We are pleased to present the first Annual Report for Evergreen Institutional Money Market Fund. The total returns* for the periods since inceptions through fiscal year-end on February 28, 1997, for the Fund's Institutional (no-load) shares and Institutional Service shares**, are 1.57% and 1.40%, respectively. The seven-day current and effective yields as of February 28, were 5.42% and 5.57%, respectively, for Institutional shares, and 5.16% and 5.30%, respectively, for Institutional Service shares.

   The past six months have proven to be a roller coaster ride  (Photo of Kellie
for fixed income investors. The bond market rallied             Allen Goes Here)
throughout the second half of calendar 1996 as interest rates declined, but was stifled as interest rates jumped in December then steadily increased throughout the first two months of 1997. The yield on the benchmark thirty-year Treasury bond began the six months at 7.1%, declined, then rebounded, and settled at 6.8% on February 28. Short-term rates also fluctuated rather dramatically during this time. The yield on the three-month Treasury bill began the fiscal year at 5.3%, declined steadily through mid-December, then climbed sharply to finish at 5.2% on February 28.

   In the final week of February, Federal Reserve Chairman, Alan Greenspan, rocked the financial markets in an appearance before Congress. Mr. Greenspan, while acknowledging that inflation remains in check, suggested that the best course of action may be to raise rates as a preventative measure to curb inflation before it actually appears. The Federal Reserve Board had neither raised nor lowered interest rates in well over a year.

   The Fund's objective is to achieve as high a level of current income as is consistent with preserving capital and providing liquidity. Within the Fund, we continue to maintain a maturity at the longer end of our normal range in an attempt to lock in higher, more attractive rates. As of fiscal year end, the Fund's weighted average maturity was 73 days. If rates increase as the year progresses, our higher-yielding instruments will be increased accordingly. As of February 28, the Fund's net assets were comprised of 70% commercial paper and other money market equivalents, 28.3% corporate bonds, and 1.7% adjustable rate bonds.

   Thank you for your investment in the Evergreen Institutional Money Market
Fund.

 * PERFORMANCE FIGURES INCLUDE REINVESTMENT OF INCOME DIVIDENDS, AND CAPITAL GAIN DISTRIBUTIONS, IF ANY. INCEPTION DATES FOR INSTITUTIONAL (NO-LOAD) SHARES AND INSTITUTIONAL SERVICE SHARES ARE NOVEMBER 19, 1996, AND NOVEMBER 26, 1996, RESPECTIVELY.

** THE FUND MAY INCUR 12B-1 EXPENSES UP TO AN ANNUAL MAXIMUM OF .25 OF 1% OF ITS
   AVERAGE DAILY NET ASSETS OF ITS INSTITUTIONAL SERVICE SHARES.
   AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1 PER SHARE. YIELDS FLUCTUATE.

                   EVERGREEN INSTITUTIONAL MONEY MARKET FUND
(Photo of currency)           STATEMENT OF INVESTMENTS
                               FEBRUARY 28, 1997

 PRINCIPAL
  AMOUNT                                           VALUE
BANKER'S ACCEPTANCES -- 3.8%
$18,200,000   Dai-Ichi Kangyo Bank
              5.44% 4/1/97.................... $   18,114,743
 15,000,000   Sanwa New York
              5.35% 3/3/97....................     14,995,542
 22,000,000   Sumitomo Bank
              5.50% 6/10/97...................     21,660,528
                TOTAL BANKER'S ACCEPTANCES
                   (COST $54,770,813).........     54,770,813
CERTIFICATES OF DEPOSIT -- 3.0%
 25,000,000   Sanwa (Yankee)
              5.58% 4/4/97....................     25,002,184
 18,000,000   Societe Generale (Yankee)
              5.85% 3/3/98....................     17,996,580
                TOTAL CERTIFICATES OF DEPOSIT
                   (COST $42,998,764).........     42,998,764
COMMERCIAL PAPER -- 64.3%
              BANK HOLDING COMPANIES -- 8.6%
  5,000,000   Banca Crt Financial
              5.40% 7/7/97....................      4,904,000
  5,000,000   Banca Crt Financial
              5.40% 5/27/97...................      4,934,750
  4,000,000   Banca Crt Financial
              5.43% 6/30/97...................      3,926,997
 18,500,000   Corporate Asset
              5.32% 3/19/97...................     18,450,790
  6,790,000   Creative Capital Corp.
              5.43% 5/12/97...................      6,716,261
 10,139,000   Creative Capital Corp.
              5.45% 4/16/97...................     10,068,393
  4,470,000   Creative Capital Corp.
              5.47% 5/5/97....................      4,425,853
 15,735,000   Korea Development Bank
              5.34% 5/12/97...................     15,566,950
 10,000,000   Korea Development Bank
              5.37% 3/17/97...................      9,976,132
 20,000,000   Korea Development Bank
              5.39% 3/17/97...................     19,952,089
 25,000,000   Svenska Handelsbanken, Inc.
              5.35% 4/7/97....................     24,862,535
                                                  123,784,750
              DIVERSIFIED PRODUCTS -- 0.7%
 10,525,000   Daewoo International
              5.42% 4/7/97....................     10,466,370

 PRINCIPAL
  AMOUNT                                           VALUE
               ELECTRONICS -- 3.9%
$14,000,000   Hitachi Credit America
              5.36% 4/10/97................... $   13,916,622
  8,900,000   Hitachi Credit America
              5.50% 3/14/97...................      8,882,324
 13,419,000   Kanematsu USA
              5.38% 4/8/97....................     13,342,795
  2,216,000   KZH Holding Corp.
              5.38% 6/6/97....................      2,183,876
  3,133,000   KZH Holding Corp.
              5.38% 6/19/97...................      3,081,497
 10,000,000   Minolta Corp.
              5.36% 3/4/97....................      9,995,533
  5,000,000   Seiko Corp
              5.37% 3/11/97...................      4,992,542
                                                   56,395,189
              FINANCE -- 39.5%
 18,000,000   Alamo Funding Corp.
              5.38%, 3/4/97...................     17,991,930
 10,000,000   Anchor Funding Corp.
              5.38% 3/18/97...................      9,974,594
  4,900,000   Anchor Funding Corp.
              5.00% 5/28/97...................      4,834,122
  5,972,000   Apex Funding Corp.
              5.45% 7/31/97...................      5,834,578
 35,000,000   Asset Backed Securities Corp.
              5.46% 2/15/98...................     35,000,000
 20,000,000   Astro Capital Corp.
              5.45% 5/15/97...................     19,772,917
 14,285,000   Astro Capital Corp.
              5.50% 5/1/97....................     14,860,208
 15,000,000   Astro Capital Corp.
              5.50% 5/15/97...................     14,121,318
 14,230,000   Atlantic Asset
              5.40% 3/17/97...................     14,195,848
 14,470,000   Atlas Funding
              5.43% 4/9/97....................     14,384,880
  8,500,000   Broadway Capital Corp.
              5.38% 4/3/97....................      8,458,081
  8,900,000   CC USA, Inc.
              5.40% 6/2/97....................      8,775,845
 15,000,000   Dean Witter
              5.32% 3/21/97...................     14,955,667
 15,000,000   Dynamic Funding
              5.47% 4/2/97....................     14,927,067
 11,750,000   GMAC
              6.75% 2/25/98...................     11,867,723

                   EVERGREEN INSTITUTIONAL MONEY MARKET FUND
(Photo of currency)
                    STATEMENT OF INVESTMENTS -- (CONTINUED)
                               FEBRUARY 28, 1997

 PRINCIPAL
  AMOUNT                                           VALUE

COMMERCIAL PAPER -- 64.3% -- CONTINUED

              FINANCE -- CONTINUED
$11,720,000   Gotham Funding Corp.
              5.38% 4/15/97................... $   11,641,183
 14,999,000   Gotham Funding Corp.
              5.39% 3/7/97....................     14,985,526
  5,275,000   Gotham Funding Corp.
              5.40% 4/7/97....................      5,245,724
 10,000,000   Gotham Funding Corp.
              5.50% 3/4/97....................      9,995,417
 35,000,000   Jet Funding Corp.
              5.46% 4/30/97...................     34,681,500
 10,895,000   Jet Funding Corp.
              5.50% 4/30/97...................     10,795,129
 10,000,000   Konica USA
              5.36% 3/14/97...................      9,980,644
  4,500,000   Merrill Lynch & Co., Inc.
              5.31% 4/21/97...................      4,466,149
  6,500,000   Oak Funding Corp.
              5.45% 4/3/97....................      6,467,527
 12,000,000   Repeat Offering Sec
              5.40% 3/26/97...................     11,955,000
 20,000,000   Repeat Offering Sec
              5.32% 5/27/97...................     19,742,869
 20,000,000   Strait Capital Corp.
              5.38% 3/31/97...................     19,910,333
  4,625,000   Strategic Asset Funding
              5.70% 3/6/97....................      4,621,339
 10,000,000   Strategic Asset Funding
              5.36% 3/31/97...................      9,955,333
 10,000,000   Strategic Asset Funding
              5.39% 3/31/97...................      9,955,083
  8,000,000   Strategic Asset Funding
              5.42% 3/31/97...................      7,963,867
  8,905,000   Strategic Asset Funding
              5.45% 5/30/97...................      8,783,669
  7,600,000   Toshiba Capital Ltd.
              5.30% 4/21/97...................      7,542,937
  7,200,000   Toshiba Capital Ltd.
              5.43% 5/12/97...................      7,121,808
  7,000,000   Toshiba International Finance
              5.36% 4/18/97...................      6,949,973
 12,200,000   Tri Lateral Capital
              5.42% 5/13/97...................     12,065,915
 12,675,000   Tri Lateral Capital
              5.43% 4/14/97...................     12,590,880
  5,000,000   Tri Lateral Capital
              5.60% 3/13/97...................      4,990,667
 25,000,000   Triple A One Funding Corp.
              5.34% 3/10/97...................     24,966,625
 PRINCIPAL
  AMOUNT                                           VALUE

              FINANCE -- CONTINUED
$18,402,000   Wood Street Funding Corp.
              5.36% 3/3/97.................... $   18,396,520
  9,000,000   Wood Street Funding Corp.
              5.38% 4/4/97....................      8,954,270
 20,000,000   Working Capital Management Corp.
              5.40% 4/17/97...................     19,859,000
 35,000,000   Working Capital Management Corp.
              5.46% 4/2/97....................     34,830,133
                                                  569,369,798
              LEASING -- 3.3%
 40,000,000   Orix America, Inc.
              5.40% 3/3/97....................     39,988,000
  7,500,000   Orix America, Inc.
              5.45% 4/7/97....................      7,457,989
                                                   47,445,989
              MACHINERY, EQUIPMENT &
              AUTOS -- 2.5%
  4,000,000   Dealers Capital Access
              5.34% 4/15/97...................      3,973,300
 15,675,000   Mitsubishi Motor Credit
              5.35% 4/16/97...................     15,567,844
 16,000,000   Mitsubishi Motor Credit
              5.38% 4/7/97....................     15,911,529
                                                   35,452,673
              MAIL ORDER -- 1.7%
 25,000,000   Fingerhut
              5.32% 3/7/97....................     24,977,833
              REAL ESTATE -- 3.1%
 30,000,000   SRD Finance
              5.38% 3/13/97...................     29,946,200
  8,700,000   Sunbelt Dix, Inc.
              5.31% 4/11/97...................      8,647,387
  6,300,000   Sunbelt Dix, Inc.
              5.40% 3/18/97...................      6,283,934
                                                   44,877,521
              RESTAURANTS -- 1.0%
 14,590,000   Hartz
              5.40% 3/5/97....................     14,581,246
                TOTAL COMMERCIAL PAPER
                   (COST $927,351,369)........    927,351,369

                   EVERGREEN INSTITUTIONAL MONEY MARKET FUND
(Photo of currency)
                    STATEMENT OF INVESTMENTS -- (CONTINUED)
                               FEBRUARY 28, 1997

 PRINCIPAL
  AMOUNT                                           VALUE
NOTES & BONDS -- 30.0%
              BANKING -- 6.6%
$14,800,000   Bankers Trust
              5.75% 1/8/98.................... $   14,795,789
 20,000,000   Banque Nationale De Paribas
              5.84% 1/6/98....................     20,000,000
  5,000,000   Chase Manhattan
              5.75% 11/26/97..................      5,009,965
 25,000,000   Huntington National Bank MTN
              5.49% 2/11/98...................     25,000,000
 20,000,000   SouthTrust Bank
              5.70% 1/6/98....................     19,991,837
 10,000,000   Toshiba International Finance
              5.30% 4/21/97...................      9,924,917
                                                   94,722,508
              COMPUTERS -- 1.4%
 20,000,000   IBM Corp. MTN
              5.47% 12/30/97..................     20,000,000
              FINANCE -- 19.4%
 15,000,000   AIG Matched Funding Corp FRN
              5.41% 5/20/97...................     15,000,533
 10,000,000   AIG Matched Funding Corp FRN
              5.61% 7/10/97...................     10,002,062
  9,140,000   Associates Corp.
              7.30% 3/15/98...................      9,265,529
  5,000,000   Bear Stearns
              5.63% 9/19/97...................      5,005,610
  7,000,000   Bear Stearns MTN
              5.58% 2/20/98...................      7,014,819
  3,600,000   Beneficial Corp
              9.13% 2/15/98...................      3,707,500
 25,000,000   Centauri Corp.
              5.41% 10/30/97..................     25,001,057
 10,000,000   Dean Witter
              6.00% 3/1/98....................     10,036,012
 18,000,000   GMAC
              7.75% 3/2/98....................     18,331,200
 10,375,000   GMAC
              8.38% 1/30/98...................     10,607,012
  4,700,000   Household Finance
              7.91% 2/6/98....................      4,787,167
  6,500,000   Lehman Brothers Holdings, Inc.
              9.50% 6/15/97...................      6,568,630
  8,634,000   Lehman Brothers Holdings, Inc.
              5.75% 2/15/98...................      8,619,281
  6,300,000   Lehman Brothers Holdings, Inc.
              7.63% 6/15/97...................      6,332,910
 PRINCIPAL
  AMOUNT                                           VALUE

              FINANCE -- CONTINUED
$ 4,500,000   Lehman Brothers Holdings, Inc.
              8.10% 3/17/98................... $    4,605,603
 10,000,000   Lehman Brothers Holdings, Inc.
              8.38% 4/1/97....................     10,022,420
 25,000,000   Merrill Lynch & Co., Inc.
              5.43% 10/27/97..................     25,001,158
 11,746,883   Money Store
              5.51% 1/15/98...................     11,746,883
 10,800,000   NorthStar
              5.75% 2/15/98...................     10,800,000
 30,000,000   PHH Corp.
              5.41% 1/15/98...................     29,994,879
 22,800,000   PHH Corp. MTN
              5.35% 1/27/98...................     22,793,992
 25,000,000   Racers Series 1997
              5.44% 1/15/98...................     24,993,571
                                                  280,237,828
              GOVERNMENT AGENCY -- 1.3%
 14,250,000   California Housing
              5.62% 5/1/97....................     14,250,000
  4,000,000   Federal Home Loan Mortgage Corp.
              5.75% 3/14/97...................      4,000,185
                                                   18,250,185
              INDUSTRIAL -- 0.3%
  4,000,000   GTE Corp
              8.85% 3/1/98....................      4,116,725
              PUBLIC UTILITIES -- 1.0%
  6,000,000   Public Services Electric & Gas
              6.00% 1/1/98....................      6,002,302
  9,000,000   Public Services Electric & Gas
              7.13% 11/1/97...................      9,078,050
                                                   15,080,352
                TOTAL NOTES & BONDS
                   (COST $432,407,598)........    432,407,598
REPURCHASE AGREEMENT -- 1.6%
              (COST $23,021,577)
 23,021,577   Lehman Brothers 5.37% dated
              2/28/97,
              due 3/3/97 (1)..................     23,021,577

                   EVERGREEN INSTITUTIONAL MONEY MARKET FUND
(Photo of currency)
                    STATEMENT OF INVESTMENTS -- (CONTINUED)
                               FEBRUARY 28, 1997

  SHARES                                           VALUE
INVESTMENT COMPANIES -- 0.5%
  7,750,724   Fidelity Institutional Fund..... $    7,750,724
    290,536   Fidelity US Treasury Fund.......        290,536
                TOTAL INVESTMENT COMPANIES
                   (COST $8,041,260)..........      8,041,260

             TOTAL INVESTMENTS --
             (COST $1,488,591,381)
             (A)                       103.2%   1,488,591,381
             OTHER ASSETS AND
             LIABILITIES (NET).......  (3.2%)     (45,966,446)
             NET ASSETS..............  100.0%  $1,442,624,935

(a) Cost for federal income tax and financial reporting purposes are the same.

(1) Collateralized by $109,447,000 U.S. Treasury Strips, 5/15/18 to 5/15/19; value including accrued interest $23,482,233

MTN -- Medium Term Note

FRN -- Floating Rate Notes are putable back to the issuer or other parties not affiliated with the issuer at par on the interest reset dates. Interest rates are determined and set by the issuer quarterly, semi-annually or annually depending upon the terms of the security. Interest rates presented for these securities are those in effect at February 28, 1997. These securities represent 1.73% of total net assets at February 28, 1997.

            See accompanying notes to combined financial statements.

                   EVERGREEN INSTITUTIONAL MONEY MARKET FUND
(Photo of currency)
                      STATEMENT OF ASSETS AND LIABILITIES
                               FEBRUARY 28, 1997

ASSETS:
   Investments at value (amortized cost $1,488,591,381)........................................................  $1,488,591,381
   Cash........................................................................................................           5,555
   Interest receivable.........................................................................................       5,130,704
   Receivable for Fund shares sold.............................................................................         170,000
   Unamortized organization expenses...........................................................................          12,942
   Other assets................................................................................................         474,287
         Total assets..........................................................................................   1,494,384,869
LIABILITIES:
   Payable for investments purchased...........................................................................      47,498,800
   Dividends payable...........................................................................................       3,418,241
   Distribution fee payable....................................................................................         257,825
   Administration fee payable..................................................................................          42,677
   Accrued expenses............................................................................................         542,391
         Total liabilities.....................................................................................      51,759,934
NET ASSETS.....................................................................................................  $1,442,624,935
NET ASSETS CONSIST OF:
   Paid-in capital.............................................................................................  $1,442,626,785
   Accumulated realized loss on investments....................................................................          (1,850)
         Net assets............................................................................................  $1,442,624,935
CALCULATION OF NET ASSET VALUE PER SHARE:
   Institutional Service Shares ($867,294,032) (867,294,925 shares of beneficial interest outstanding)...........$         1.00
   Institutional Shares ($575,330,903) (575,331,860 shares of of beneficial interest outstanding)................$         1.00

            See accompanying notes to combined financial statements.

                   EVERGREEN INSTITUTIONAL MONEY MARKET FUND
(Photo of currency)
                            STATEMENT OF OPERATIONS
                    FOR THE PERIOD ENDED FEBRUARY 28, 1997*

INCOME:
   Interest income................................................................................               $12,624,037
EXPENSES:
   Advisory fee (Note 3)..........................................................................  $  337,302
   Distribution fee -- Institutional Service Shares (Note 3)......................................     297,918
   Administration fee (Note 3)....................................................................      90,043
   Registration...................................................................................     453,627
   Custodian fees.................................................................................      46,518
   Professional fees..............................................................................      29,000
   Trustees' fees and expenses....................................................................       1,300
   Amortization of organization expenses (Note 2).................................................         758
   Other..........................................................................................      15,116
   Total expenses before waivers and reimbursements...............................................   1,271,582
   Less: Expenses waived and reimbursed by Advisor................................................    (815,352)
         Net expenses.............................................................................                   456,230
Net investment income.............................................................................                12,167,807
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
   Net realized loss on investment transactions...................................................                    (1,850)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..............................................               $12,165,957

* Fund commenced operations on November 19, 1996.

            See accompanying notes to combined financial statements.

                   EVERGREEN INSTITUTIONAL MONEY MARKET FUND
(Photo of currency)
                       STATEMENT OF CHANGES IN NET ASSETS
                    FOR THE PERIOD ENDED FEBRUARY 28, 1997*

OPERATIONS:
   Net investment income.......................................................................................  $   12,167,807
   Net realized loss on investment transactions................................................................          (1,850)
   Net increase in net assets resulting from operations........................................................      12,165,957
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
      Institutional Service Shares.............................................................................      (6,263,482)
      Institutional Shares.....................................................................................      (5,904,325)
   Total distributions to shareholders.........................................................................     (12,167,807)
FUND SHARE TRANSACTIONS:
   Proceeds from shares sold...................................................................................   2,578,642,264
   Proceeds from reinvestment of distributions.................................................................       3,216,759
   Payments for shares redeemed................................................................................  (1,139,232,248)
      Net increase resulting from Fund share transactions......................................................   1,442,626,775
Total increase in net assets...................................................................................   1,442,624,925
NET ASSETS:
   Beginning of period.........................................................................................              10
   End of period...............................................................................................  $1,442,624,935

* Fund commenced operations on November 19, 1996.

            See accompanying notes to combined financial statements.

                   EVERGREEN INSTITUTIONAL MONEY MARKET FUND
(Photo of currency)
                              FINANCIAL HIGHLIGHTS
      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD

                                                                                                          PERIOD ENDED
                                                                                                        FEBRUARY 28, 1997
                                                                                                 INSTITUTIONAL       INSTITUTIONAL
                                                                                               SERVICE SHARES *        SHARES **
PER SHARE DATA:
Net asset value, beginning of period.........................................................         $1.000              $1.000
Net investment income........................................................................          0.014               0.015
Less distributions to shareholders from net investment income................................         (0.014)             (0.015)
Net asset value, end of period...............................................................         $1.000              $1.000
Total Return.................................................................................          1.40%               1.57%
RATIOS & SUPPLEMENTAL DATA:
   Net assets, end of period (000's omitted).................................................      $ 867,294           $ 575,331
   Ratios to average net assets (annualized):
      Expenses, net..........................................................................          0.32%               0.07%
      Expenses before waivers and reimbursements.............................................          0.68%               0.43%
      Net investment income..................................................................          5.24%               5.48%

*  Class commenced operations on November 26, 1996.

** Class commenced operations on November 19, 1996.

            See accompanying notes to combined financial statements.

                       EVERGREEN INSTITUTIONAL TAX EXEMPT
                               MONEY MARKET FUND
(Photo of coins)
A REPORT FROM YOUR
PORTFOLIO MANAGER

RICK MARRONE

   We are pleased to present the first Annual Report for Evergreen Institutional Tax Exempt Money Market Fund. The total returns* for the periods since inceptions through fiscal year-end on February 28, 1997, for the Fund's Institutional (no-load) shares and Institutional Service shares**, are 0.96% and 0.85%, respectively. The seven-day current, effective and tax-equivalent yields*** as of February 28, were 3.29%, 3.34% and 5.22%, respectively, for Institutional shares, and 3.04%, 3.08% and 4.81%, respectively, for Institutional Service shares.

   As the fourth quarter of 1996 progressed, talk of a Fed-induced rate hike circulated but never transpired, in part due to economic data that supported a low inflation environment. Although the Federal Reserve Board has neither raised nor lowered interest rates in well over a year, Fed chairman Alan Greenspan has twice shaken the financial markets with his comments. In February, in testimony before Congress, Greenspan suggested a possible interest rate hike as "pre-emptive strike" against inflation. As a result of his comments, which led to the expectation that the Fed will raise rates, the market is positioned for a Fed rate hike. The seasonal decline in interest rates, which usually occurs in December as a result of year-end redemptions, never materialized. Likewise, the "January effect" of large cash inflows such as coupon payments and maturities, which cause rates to decline, did not occur.

   At the fiscal year-end, the Fund's weighted average maturity was 32 days and is positioned to take advantage of any back up in rates due to Fed intervention. As of February 28, the Fund's net assets were comprised of 69.0% variable rate demand notes, 29.4% adjustable rate bonds and 1.6% short-term municipal bonds and cash. Total net assets in the Fund currently stand at $220 million.

   Thank you for your investment in Evergreen Institutional Tax-Exempt Money Market Fund.

  * PERFORMANCE FIGURES INCLUDE REINVESTMENT OF INCOME DIVIDENDS, AND CAPITAL GAIN DISTRIBUTIONS, IF ANY. INCEPTION DATES FOR INSTITUTIONAL (NO-LOAD) SHARES AND INSTITUTIONAL SERVICE SHARES ARE NOVEMBER 20, 1996, AND NOVEMBER 25, 1996, RESPECTIVELY.

 ** THE FUND MAY INCUR 12B-1 EXPENSES UP TO AN ANNUAL MAXIMUM OF .25 OF 1% OF
    ITS AVERAGE DAILY NET ASSETS OF ITS INSTITUTIONAL SERVICE SHARES.

*** TAX-EQUIVALENT YIELD ASSUMES A 36% FEDERAL TAX BRACKET. TAX-EQUIVALENT YIELD
    WOULD BE LOWER FOR INVESTORS IN LOWER TAX BRACKETS AND HIGHER FOR INVESTORS IN HIGHER TAX BRACKETS.
    AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1 PER SHARE. YIELDS FLUCTUATE. THE FUND'S INCOME IS SUBJECT TO STATE AND LOCAL TAXES. SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX FOR CERTAIN INVESTORS.

                       EVERGREEN INSTITUTIONAL TAX EXEMPT
                               MONEY MARKET FUND
(Photo of coins)
                            STATEMENT OF INVESTMENTS
                               FEBRUARY 28, 1997

 PRINCIPAL
  AMOUNT                                            VALUE
MUNICIPAL SECURITIES -- 98.4%
              ARIZONA -- 5.9%
$ 5,000,000   Apache County IDA
              3.25%, 12/1/20 -- VRDN
              (LOC: Barclays PLC)............... $  5,000,000
  2,000,000   Gila County IDA,
              3.35% 11/01/25 -- ARB
              (LOC: Bank One )..................    2,000,000
  2,600,000   Health Facility Authority
              Hospital,
              3.35%, 10/1/26 -- VRDN............    2,600,000
  3,460,000   IBM Tax Exempt Asset Backed
              Certificates,
              3.55%, 3/1/98 -- VRDN.............    3,460,000
                                                   13,060,000
              CALIFORNIA -- 4.5%
  5,000,000   California State Revenue,
              3.25%, 6/30/97 -- VRDN............    5,000,000
  5,000,000   California State Revenue,
              4.50%, 6/30/97 -- VRDN............    5,015,246
                                                   10,015,246
              COLORADO -- 1.4%
  3,100,000   University of Colorado
              3.30% 6/1/20 -- VRDN..............    3,100,000
              FLORIDA -- 5.7%
  2,000,000   Escambia County Housing
              Authority,
              3.50%, 10/1/16 -- VRDN............    2,000,000
  3,000,000   Orange County Eagle Trust,
              3.40%, 12/1/05 -- ARB.............    3,000,000
  5,000,000   Pasco County School Board,
              3.30%, 8/1/26 -- VRDN (AMBAC).....    5,000,000
  2,600,000   Volusia County School District GO,
              5.60%, 8/1/97 -- ARB (FGIC).......    2,621,827
                                                   12,621,827
              GEORGIA -- 8.0%
  5,700,000   Burke County Development
              Authority PCRB,
              3.25%, 1/1/16 -- VRDN
              (FGIC)............................    5,700,000
  6,100,000   Eagle Trust Sewer,
              3.60%, 3/1/97 -- ARB..............    6,100,000
  5,900,000   Municipal Gas Authority,
              3.45%, 4/10/97 -- ARB
              (LOC: Wachovia Bank)..............    5,900,000
                                                   17,700,000

 PRINCIPAL
  AMOUNT                                            VALUE

              ILLINOIS -- 12.5%
$ 4,200,000   Educational Facility Authority,
              3.35%, 5/1/19 -- VRDN............. $  4,200,000
  7,440,000   Illinois GO,
              3.45%, 2/1/08 -- VRDN.............    7,440,000
  5,000,000   Toll Highway Authority
              3.50%, 1/1/10 -- VRDN (MBIA)
              (LOC: Societe Generale)...........    5,000,000
  5,000,000   Chicago MHRB
              3.30%, 11/1/18  -- VRDN
              (LOC: Swiss Bank).................    5,000,000
  5,800,000   Joliet Regional Port District,
              3.45%, 10/1/24 -- VRDN............    5,800,000
                                                   27,440,000
              INDIANA -- 6.8%
  6,000,000   Petersberg PCRB,
              3.30%, 1/1/23 -- ARB (AMBAC)......    6,000,000
  3,995,000   Office Building Revenue,
              4.00%, 7/1/97 -- ARB (AMBAC)......    4,000,213
  5,000,000   Sullivan PCRB
              3.45%, 4/14/97 -- VRDN............    5,000,000
                                                   15,000,213
              LOUISIANA -- 3.4%
  5,000,000   Ascension PCRB,
              3.50%, 12/1/05 -- VRDN
              (LOC: Bank of Tokyo)..............    5,000,000
  2,500,000   Plaquemines District Marine,
              3.45%, 4/8/97  -- ARB.............    2,500,000
                                                    7,500,000
              MASSACHUSETTS -- 1.0%
  2,110,000   Water Resources Authority
              General Revenue,
              3.35%, 11/1/26 -- VRDN (FGIC).....    2,110,000
              MICHIGAN -- 2.9%
  2,000,000   Michigan Strategic,
              3.45%, 9/1/30 -- VRDN.............    2,000,000
  2,000,000   University of Michigan,
              3.50%, 12/1/27 -- VRDN............    2,000,000
  2,300,000   Kent Hospital Finance Authority,
              3.25%, 1/15/20  -- VRDN
              (LOC: Rabobank Nederlands)........    2,300,000
                                                    6,300,000
              NORTH CAROLINA -- 4.4%
  7,000,000   Charlotte Mecklenberg Hospital,
              3.25%, 1/15/26 -- VRDN............    7,000,000

                       EVERGREEN INSTITUTIONAL TAX EXEMPT
                               MONEY MARKET FUND


(Photo of coins)    STATEMENT OF INVESTMENTS -- (CONTINUED)
                               FEBRUARY 28, 1997

 PRINCIPAL
  AMOUNT                                            VALUE


MUNICIPAL SECURITIES -- CONTINUED

              NORTH CAROLINA -- CONTINUED

$ 2,800,000   Winston Salem Water & Sewer,
              3.25%, 6/1/14 -- ARB.............. $  2,800,000
                                                    9,800,000
              NEW JERSEY -- 3.4%
  7,500,000   Eagle Partnership,
              3.40%, 11/1/14 -- VRDN............    7,500,000
              NEW MEXICO -- 2.8%
  4,000,000   New Mexico Highway Commission,
              3.35%, 6/15/11 -- ARB.............    4,000,000
  2,200,000   University of New Mexico,
              3.25%, 6/1/06 -- VRDN (AMBAC).....    2,200,000
                                                    6,200,000
              NEVADA -- 2.3%
  5,000,000   Clark County Apartment Revenue,
              3.25%, 7/1/12 -- VRDN (MBIA)......    5,000,000
              OHIO -- 3.6%
  5,000,000   Columbus Sewer Revenue,
              3.20%, 6/1/11 -- VRDN
              (LOC: Chase Manhattan Bank).......    5,000,000
  3,000,000   Environment Improvement Revenue,
              3.35%, 12/1/26 -- VRDN, AMT.......    3,000,000
                                                    8,000,000
              OREGON -- 2.0%
  4,500,000   Housing & Community Services,
              3.65%, 12/11/97 -- ARB............    4,500,000
              PENNSYLVANIA -- 3.0%
  3,000,000   Schuylkill County EDA,
              3.50%, 12/1/11 -- VRDN............    3,000,000
              (LOC: Sumitomo Bank)
  3,200,000   Schuylkill County EDA,
              3.55%, 12/1/11 -- ARB
              (LOC: Sumitomo)...................    3,200,000
    500,000   Pennsylvania Higher Education
              Authority,
              3.45%, 11/1/30 -- VRDN............      500,000
                                                    6,700,000
 PRINCIPAL
  AMOUNT                                            VALUE

              PUERTO RICO -- 5.5%
$ 2,000,000   Puerto Rico Government
              Development Bank,
              3.30%, 3/11/97 -- ARB............. $  2,000,000
 10,000,000   Puerto Rico GO,
              4.00%, 7/30/97 -- ARB.............   10,023,153
                                                   12,023,153
              SOUTH CAROLINA -- 3.3%
  2,200,000   Educational Facility Authority,
              3.25%, 10/1/26 -- VRDN (MBIA).....    2,200,000
  5,000,000   Public Service Authority,
              3.40%, 4/10/97 -- VRDN............    5,000,000
                                                    7,200,000
              TENNESSEE -- 1.3%
  2,800,000   Tennessee GO,
              3.20%, 7/2/01 -- VRDN.............    2,800,000
              TEXAS -- 10.9%
  7,600,000   Calhoun County IDR,
              3.40%, 11/1/15 -- VRDN
              (LOC: Bank of America)............    7,600,000
  5,000,000   Red River Authority PCRB,
              3.30%, 7/1/11 -- VRDN.............    5,000,000
  5,200,000   Guadalupe Blanco River Authority,
              3.50%, 11/01/15 -- VRDN
              (LOC: ABN Amro Bank)..............    5,200,000
  6,200,000   Texas Transportation
              4.75%, 8/29/97 -- ARB.............    6,236,529
                                                   24,036,529
              VIRGINIA -- 1.5%
  3,400,000   Lynchburg IDA,
              3.35%, 12/1/25 -- VRDN
              (AMBAC)...........................    3,400,000
              WASHINGTON -- 2.3%
  5,000,000   Pierce County EDA,
              3.30% 1/1/27 -- VRDN
              (LOC: ABN Amro Bank)..............    5,000,000
                TOTAL MUNICIPAL SECURITIES
                   (COST $217,006,968)..........  217,006,968

                       EVERGREEN INSTITUTIONAL TAX EXEMPT
                               MONEY MARKET FUND
(Photo of coins)
                    STATEMENT OF INVESTMENTS -- (CONTINUED)
                               FEBRUARY 28, 1997

   SHARES                                           VALUE
INVESTMENT COMPANIES -- 1.3%
              (COST $2,843,000)
   2,843,000  Federated Municipal
              Obligation Fund............        $  2,843,000
              TOTAL INVESTMENTS --
                (COST $219,849,968) (A)..   99.7%  219,849,968
              OTHER ASSETS AND
                LIABILITIES (NET)........    0.3%      568,946
              NET ASSETS.................  100.0% $220,418,914

(a) Cost for federal income tax and financial reporting purposes are the same.

AMBAC -- Insured by AMBAC Indemnity Corporation
AMT -- Income subject to Alternative Minimum Tax
ARB -- Adjustable Rate Bond
EDA -- Economic Development Authority
FGIC -- Insured by Financial Guaranty Insurance Corporation
GO -- General Obligation
IDA -- Industrial Development Authority
IDR -- Industrial Development Revenue Bond
LOC -- Letter of Credit
MBIA -- Insured by Municipal Bond Insurance Association
MHRB -- Multifamily Housing Revenue Bond
PCRB -- Pollution Control Revenue Bond
VRDN -- Variable Rate Demand Note

     Adjustable Rate Bonds are putable back to the issuer or other parties not affiliated with the issuer at par on the interest reset dates. Interest rates are determined and set by the issuer quarterly, semi-annually or annually depending upon the terms of the security. Interest rates presented for these securities are those in effect at February 28, 1997. These securities represent 29.4% of total net assets at February 28, 1997.

     Variable Rate Demand Notes are payable on demand on no more than seven calendar day's notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at February 28, 1997. These securities represent 69.0% of total net assets at February 28, 1997.

     Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; standby bond purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

            See accompanying notes to combined financial statements.

                       EVERGREEN INSTITUTIONAL TAX EXEMPT
                               MONEY MARKET FUND
 (Photo of coins)
                      STATEMENT OF ASSETS AND LIABILITIES
                               FEBRUARY 28, 1997

ASSETS:
   Investments at value (amortized cost $219,849,968)............................................................  $219,849,968
   Cash..........................................................................................................         6,775
   Interest receivable...........................................................................................     1,086,682
   Unamortized organization expenses.............................................................................        12,942
   Other assets..................................................................................................        25,334
         Total assets............................................................................................   220,981,701
LIABILITIES:
   Dividends payable.............................................................................................       515,092
   Distribution fee payable......................................................................................         7,353
   Administration fee payable....................................................................................         6,510
   Accrued expenses..............................................................................................        33,832
         Total liabilities.......................................................................................       562,787
NET ASSETS.......................................................................................................  $220,418,914
NET ASSETS CONSIST OF:
   Paid-in capital...............................................................................................  $220,430,334
   Accumulated realized loss on investments......................................................................       (11,420)
         Net assets..............................................................................................  $220,418,914
CALCULATION OF NET ASSET VALUE PER SHARE:
   Institutional Service Shares ($14,295,391 14,296,743 shares
      of beneficial interest outstanding)........................................................................  $       1.00
   Institutional Shares ($206,123,523 206,133,591 shares of
      of beneficial interest outstanding)........................................................................  $       1.00

                See accompanying notes to financial statements.

                       EVERGREEN INSTITUTIONAL TAX EXEMPT
                               MONEY MARKET FUND
(Photo of coins)
                            STATEMENT OF OPERATIONS
                    FOR THE PERIOD ENDED FEBRUARY 28, 1997*

INCOME:
   Interest income....................................................................................             $1,777,302
EXPENSES:
   Advisory fee (Note 3)..............................................................................  $ 77,430
   Administration fee (Note 3)........................................................................    21,604
   Distribution fee -- Institutional Service Shares (Note 3)..........................................    11,834
   Registration.......................................................................................    78,416
   Professional fees..................................................................................    27,500
   Custodian fees.....................................................................................    17,313
   Trustees' fees and expenses........................................................................     1,050
   Amortization of organization expenses (Note 2).....................................................       758
   Other..............................................................................................     9,819
Total expenses before waivers and reimbursements......................................................   245,724
Less: Expenses waived and reimbursed by Advisor.......................................................  (205,656)
         Net expenses.................................................................................                 40,068
Net investment income.................................................................................              1,737,234
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on investment transactions..........................................................                (11,420)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................................................             $1,725,814

* Fund commenced operations on November 20, 1996.

            See accompanying notes to combined financial statements.

                       EVERGREEN INSTITUTIONAL TAX EXEMPT
                               MONEY MARKET FUND
(Photo of coins)
                       STATEMENT OF CHANGES IN NET ASSETS
                    FOR THE PERIOD ENDED FEBRUARY 28, 1997*

OPERATIONS:
   Net investment income.........................................................................................  $  1,737,234
   Net realized loss on investment transactions..................................................................       (11,420)
   Net increase in net assets resulting from operations..........................................................     1,725,814
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
      Institutional Service Shares...............................................................................      (150,109)
      Institutional Shares.......................................................................................    (1,587,125)
   Total distributions to shareholders...........................................................................    (1,737,234)
FUND SHARE TRANSACTIONS:
   Proceeds from shares sold.....................................................................................   462,534,674
   Proceeds from reinvestment of distributions...................................................................         2,873
   Payments for shares redeemed..................................................................................  (242,107,223)
      Net increase resulting from Fund share transactions........................................................   220,430,324
Total increase in net assets.....................................................................................   220,418,904
NET ASSETS:
   Beginning of period...........................................................................................            10
   End of period.................................................................................................  $220,418,914

* Fund commenced operations on November 20, 1996.

            See accompanying notes to combined financial statements.

                       EVERGREEN INSTITUTIONAL TAX EXEMPT
                               MONEY MARKET FUND
(Photo of coins)
                              FINANCIAL HIGHLIGHTS
      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD

                                                                                                          PERIOD ENDED
                                                                                                        FEBRUARY 28, 1997
                                                                                                INSTITUTIONAL       INSTITUTIONAL
                                                                                               SERVICE SHARES*         SHARES**
PER SHARE DATA:
Net asset value, beginning of period.........................................................  $1.000                $1.000
Net investment income........................................................................   0.008                 0.010
Less distributions to shareholders from net investment income................................  (0.008)               (0.010)
Net asset value, end of period...............................................................  $1.000                $1.000
Total Return.................................................................................   0.85%                 0.96%
RATIOS & SUPPLEMENTAL DATA:
   Net assets, end of period (000's omitted)................................................. $14,295              $206,124
   Ratios to average net assets (annualized):
      Expenses, net..........................................................................   0.30%                 0.05%
      Expenses before waivers and reimbursements.............................................   0.70%                 0.45%
      Net investment income..................................................................   3.19%                 3.50%

*  Class commenced operations on November 25, 1996.

** Class commenced operations on November 20, 1996.

            See accompanying notes to combined financial statements.

                        EVERGREEN INSTITUTIONAL TREASURY
                               MONEY MARKET FUND
(Photo of eagle)
A REPORT FROM YOUR
PORTFOLIO MANAGER

KELLIE ALLEN

   We are pleased to present the first Annual Report for
Evergreen Institutional Treasury Money Market Fund. The total returns for the periods since inceptions through fiscal year-end on February 28, 1997, for the Fund's Institutional (no-load)
shares and Institutional Service shares, is 1.49% and 1.33%, respectively*. The seven-day current and effective yields as of
February 28, were 5.24% and 5.38%, respectively, for
Institutional shares, and 4.99% and 5.12%, respectively, for
Institutional Service shares.
                                                                 (Photo of
   The past six months have proven to be a roller coaster ride   Kellie Allen
for fixed income investors. The bond market rallied              Goes Here)
throughout the second half of calendar 1996 as interest rates declined, but was stifled as rates jumped in December, then steadily increased throughout the first two months of 1997. The yield on the benchmark thirty-year Treasury bond began this period at 7.1%, declined, then rebounded, and settled at 6.8% on February 28. Short-term rates also fluctuated rather dramatically during the six-month period. The yield on the three-month Treasury bill began the fiscal year at 5.3%, declined steadily through mid-December, then climbed sharply to finish at 5.2% on February 28.

   In the final week of February, Federal Reserve Chairman, Alan Greenspan, rocked the financial markets in an appearance before Congress. Mr. Greenspan, while acknowledging that inflation remains in check, suggested that the best course of action may be to raise rates as a preventative measure to curb inflation before it actually appears. The Federal Reserve Board Chairman has neither raised nor lowered interest rates in well over a year. As of February 28, the yield on two-year treasury notes stood at 6.09%, 84 basis points above the Fed Funds rate.

   The Fund invests exclusively in short-term U.S. Government obligations which are fully guaranteed as to principal and interest by the U.S. Government. Within the Fund, we continue to maintain a maturity at the longer end of our normal range in an attempt to lock in higher, more attractive rates. The Fund also utilizes reverse repurchase agreements to help enhance the portfolio's return. This process, relatively risk-free, provides the Fund an opportunity gain a couple of basis points as reward, helping it to outperform similar funds.

   Thank you for your investment in Evergreen Institutional Treasury Money Market Fund.

 * PERFORMANCE FIGURES INCLUDE REINVESTMENT OF INCOME DIVIDENDS, AND CAPITAL GAIN DISTRIBUTIONS, IF ANY. INCEPTION DATES FOR INSTITUTIONAL (NO-LOAD) SHARES AND INSTITUTIONAL SERVICE SHARES ARE NOVEMBER 20, 1996, AND NOVEMBER 27, 1996, RESPECTIVELY.

** THE FUND MAY INCUR 12B-1 EXPENSES UP TO AN ANNUAL MAXIMUM OF .25 OF 1% OF ITS
   AVERAGE DAILY NET ASSETS OF ITS INSTITUTIONAL SERVICE SHARES.
   AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1 PER SHARE. YIELDS FLUCTUATE.

                        EVERGREEN INSTITUTIONAL TREASURY
                              MONEY MARKET FUND
(Photo of eagle)
                            STATEMENT OF INVESTMENTS
                               FEBRUARY 28, 1997

 PRINCIPAL
  AMOUNT                                            VALUE
U.S. TREASURY OBLIGATIONS -- 27.9%
U.S. TREASURY BILLS -- 5.7%
$50,000,000   4/17/97........................... $ 49,679,375
U.S. TREASURY NOTES -- 22.2%
 50,000,000   3/31/97+..........................   50,059,126
 50,000,000   6/30/97+..........................   50,178,137
 25,000,000   12/31/97..........................   24,913,691
 35,000,000   9/30/97...........................   35,075,109
 25,000,000   12/31/97..........................   24,960,291
 10,000,000   3/31/98...........................   10,051,303
                                                  195,237,657
                TOTAL U.S. TREASURY OBLIGATIONS
                   (COST $244,917,032)..........  244,917,032
REPURCHASE AGREEMENTS* -- 88.4%
 35,000,000   Daiwa Securities Co. Ltd.,
              5.36% dated 2/28/97, due
              3/3/97(1).........................   35,000,000
 40,000,000   Dean Witter Reynolds, Inc.
              5.35% dated 2/28/97, due
              3/3/97 (2)........................   40,000,000
 20,000,000   Donaldson, Lufkin, & Jenrette
              Securities Corp.,
              5.35%, dated 2/28/97, due 3/3/97
              (3)...............................   20,000,000
 50,000,000   Dresdner Bank AG,
              5.35% dated 2/28/97, due
              3/3/97 (4)........................   50,000,000
 51,187,500   Dresdner Bank AG,
              5.25% dated 2/28/97, due 3/31/97
              (5) (b)**.........................   51,187,500
 50,500,000   Dresdner Bank AG,
              5.33% dated 2/28/97, due 6/30/97
              (6) (b)**.........................   50,500,000
 40,000,000   First Boston Corp.,
              5.35% dated 2/28/97, due
              3/3/97 (7)........................   40,000,000
 40,000,000   Goldman, Sachs Group L.P.,
              5.35% dated 2/28/97, due
              3/3/97 (8)........................   40,000,000
 40,000,000   HSBC Securities, Inc.,
              5.35% 3/3/97 dated 2/28/97, due
              3/3/97 (9)........................   40,000,000
 40,000,000   J.P. Morgan & Co., Inc.,
              5.38% dated 2/28/97, due
              3/3/97 (10).......................   40,000,000
 13,562,907   Lehman Brothers, Inc.,
              5.37% dated 2/28/97, due
              3/3/97 (11).......................   13,562,907

 PRINCIPAL
  AMOUNT                                            VALUE
$40,000,000   Merrill Lynch & Co., Inc.,
              5.35% dated 2/28/97, due
              3/3/97 (12)....................... $ 40,000,000
 40,000,000   Morgan Stanley Co.,
              5.30% dated 2/28/97, due
              3/3/97 (13).......................   40,000,000
 35,000,000   Nikko Securities Co.
              International,
              5.36% dated 2/28/97, due
              3/3/97 (14).......................   35,000,000
150,000,000   Smith Barney,
              5.38% dated 2/28/97, due
              3/3/97 (15).......................  150,000,000
 50,000,000   Smith Barney,
              5.28% 3/6/97 dated 2/20/97, due
              3/6/97 (15) (b)...................   50,000,000
 40,000,000   Union Bank Switzerland,
              5.37% dated 2/28/97, due
              3/3/97 (16).......................   40,000,000
                TOTAL REPURCHASE AGREEMENTS
                   (COST $775,250,407)..........  775,250,407

  SHARES
INVESTMENT COMPANIES -- 0.8%
             (COST $6,758,697)
 6,758,697   Fidelity U.S. Treasury Income
             Portfolio.......................       6,758,697
             TOTAL INVESTMENTS --
               (COST $1,026,926,136)
               (A)..................... 117.1 %  1,026,926,136
             OTHER ASSETS AND
               LIABILITIES (NET)....... (17.1 %)   (149,785,264)
             NET ASSETS................ 100.0 % $  877,140,872

     (a) Cost for federal income tax and financial reporting purposes are the same.
     (b) Repurchase agreements are putable back to the issuer on no more than seven calendar days notice given by the Fund.
     ** Represents investment of cash collateral received from securities on loan.
      + Securities on loan (see Note 2).

* Collateralized by:

 (1) $32,500,000 U.S. Treasury Notes, 5.13% to 6.00%, 4/30/98 to 10/15/99; value including accrued interest -- $33,052,027 and $1,823,000 U.S. Treasury Bonds, 11.25%, 2/15/15; value including accrued interest -- $2,648,595.

                        EVERGREEN INSTITUTIONAL TREASURY
                               MONEY MARKET FUND
(Photo of eagle)
                    STATEMENT OF INVESTMENTS -- (CONTINUED)
                               FEBRUARY 28, 1997

 (2) $40,560,000 U.S. Treasury Notes, 5.25% to 6.63%,
     7/31/98 to 7/31/01, value including accrued interest --
     $40,800,186.

 (3) $27,869,000 U.S. Treasury Strips, 8/15/99 to 8/15/16;
     value including accrued interest -- $12,114,156 and $8,163,000 U.S. Treasury Notes 6.25%, 6/30/98; value including accrued interest -- $8,286,570.

 (4) $52,169,000 U.S. Treasury Bills, 6/26/97 to 8/21/97; value including accrued interest -- $51,003,488.

 (5) $51,260,000 U.S. Treasury Notes, 6.13%, 5/15/98; value
     including accrued interest -- $52,362,904.

 (6) $51,135,000 U.S. Treasury Notes, 6.25%, 7/31/98; value
     including accrued interest -- $51,637,875.

 (7) $40,739,000 U.S. Treasury Notes, 5.63% to 6.00%,
     8/31/97 to 12/31/97; value including accrued interest --
     $40,899,345.

 (8) $41,725,000 U.S. Treasury Bonds, 6.63%, 2/15/97; value
     including accrued interest -- $40,800,046.

 (9) $41,100,000 Government National Mortgage Association
     Notes, 5.50% to 6.00%, 9/20/26; value including accrued interest -- $40,802,539.

(10) $40,145,000 U.S. Treasury Notes, 8.50%, 10/15/06; value including accrued interest -- $40,800,035.

(11) $55,341,000 U.S. Treasury Notes, 7.25%-9.25%, 1/15/16
     to 5/15/18; value including accrued interest --
     $13,835,233.

(12) $28,300,000 U.S. Treasury Bonds, 12.00% to 13.25%,
     8/15/13 to 8/15/14; value including accrued interest --
     $40,806,489.

(13) $40,446,000 U.S. Treasury Strips 10/31/97 to 11/15/05;
     value including accrued interest -- $28,366,390 and $12,425,000 U.S. Treasury Notes, 5.75%, 10/31/97; value including accrued interest -- $12,676,715.

(14) $34,428,000 U.S. Treasury Notes, 5.87% to 8.88%,
     5/15/97 to 5/15/00; value including accrued interest --
     $35,837,751.

(15) These two repurchase agreements are collateralized by $213,475,201 Government National Mortgage Association
     Notes, 5.50% to 8.50%, 4/16/10 to 12/15/28; value
     including accrued interest -- $195,802,393 and $8,158,000 U.S. Treasury Notes, 8.50%, 8/15/97; value including accrued interest -- $8,200,700.

(16) $51,646,000 U.S. Treasury Notes, 6.25% to 8.88%,
     5/15/97 to 7/15/03; value including accrued interest --
     $40,800,002.

See accompanying notes to combined financial statements.

EVERGREEN INSTITUTIONAL TREASURY
MONEY MARKET FUND
(Photo of eagle)
STATEMENT OF ASSETS AND LIABILITIES

                               FEBRUARY 28, 1997

ASSETS:
   Investment securities at value (amortized cost $251,675,729)................................................  $  251,675,729
   Repurchase agreements (amortized cost $775,250,407).........................................................     775,250,407
   Total investments...........................................................................................   1,026,926,136
   Interest receivable.........................................................................................       4,035,258
   Unamortized organization expenses...........................................................................          12,942
   Other assets................................................................................................         289,177
         Total assets..........................................................................................   1,031,263,513
LIABILITIES:
   Payable for securities on loan..............................................................................     102,083,270
   Payable for investments purchased...........................................................................      49,679,375
   Dividends payable...........................................................................................       1,902,750
   Distribution fee payable....................................................................................         130,135
   Administration fee payable..................................................................................          21,761
   Accrued expenses............................................................................................         305,350
         Total liabilities.....................................................................................     154,122,641
NET ASSETS.....................................................................................................  $  877,140,872
NET ASSETS CONSIST OF:
   Paid-in capital.............................................................................................  $  877,140,872
         Net Assets............................................................................................  $  877,140,872
CALCULATION OF NET ASSET VALUE PER SHARE:
   Institutional Service Shares ($509,369,468) (509,369,468 shares of beneficial interest outstanding)...........         $1.00
   Institutional shares ($367,771,404) (367,771,404 shares of beneficial interest outstanding)...................         $1.00

            See accompanying notes to combined financial statements.

                        EVERGREEN INSTITUTIONAL TREASURY
                               MONEY MARKET FUND
(Photo of eagle)
                            STATEMENT OF OPERATIONS
                    FOR THE PERIOD ENDED FEBRUARY 28, 1997*

INCOME:
   Interest income...................................................................................              $7,047,008
EXPENSES:
   Advisory fee (Note 3).............................................................................  $ 199,136
   Distribution fee -- Institutional Service Shares (Note 3).........................................    165,813
   Administration fee (Note 3).......................................................................     54,904
   Registration......................................................................................    277,269
   Custodian fees....................................................................................     29,179
   Professional fees.................................................................................     27,500
   Trustees' fees and expenses.......................................................................      1,050
   Amortization of organization expenses (Note 2)....................................................        758
   Other.............................................................................................      9,820
   Total expenses before waivers and reimbursements..................................................    765,429
   Less: Expenses waived and reimbursed by Advisor...................................................   (520,172)
         Net expenses................................................................................                 245,257
Net investment income................................................................................               6,801,751
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................................................              $6,801,751

* Fund commenced operations on November 20, 1996.

            See accompanying notes to combined financial statements.

                        EVERGREEN INSTITUTIONAL TREASURY
                               MONEY MARKET FUND
 (Photo of eagle)
                       STATEMENT OF CHANGES IN NET ASSETS
                    FOR THE PERIOD ENDED FEBRUARY 28, 1997*

OPERATIONS:
   Net investment income.......................................................................................  $    6,801,751
Net increase in net assets resulting from operations...........................................................       6,801,751
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
      Institutional Service Shares.............................................................................      (3,308,507)
      Institutional Shares.....................................................................................      (3,493,244)
   Total distributions to shareholders.........................................................................      (6,801,751)
FUND SHARE TRANSACTIONS:
   Proceeds from shares sold...................................................................................   1,671,272,107
   Proceeds from reinvestment of distributions.................................................................         809,212
   Payments for shares redeemed................................................................................    (794,940,457)
      Net increase resulting from Fund share transactions......................................................     877,140,862
Total increase in net assets...................................................................................     877,140,862
NET ASSETS:
   Beginning of period.........................................................................................              10
   End of period...............................................................................................  $  877,140,872

* Fund commenced operations on November 20, 1996.

            See accompanying notes to combined financial statements.

                        EVERGREEN INSTITUTIONAL TREASURY
                               MONEY MARKET FUND
(Photo of eagle)
                              FINANCIAL HIGHLIGHTS
      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD

                                                                                                      PERIOD ENDED
                                                                                                   FEBRUARY 28, 1997
                                                                                             INSTITUTIONAL     INSTITUTIONAL
                                                                                            SERVICE SHARES*      SHARES**
PER SHARE DATA:
Net asset value, beginning of period......................................................        $1.000            $1.000
Net investment income.....................................................................         0.013             0.015
Less distributions to shareholders from net investment income.............................        (0.013)           (0.015)
Net asset value, end of period............................................................        $1.000            $1.000
Total Return..............................................................................         1.33%             1.49%
RATIOS & SUPPLEMENTAL DATA:
   Net assets, end of period (000's omitted)..............................................      $509,369        $ 367,771
   Ratios to average net assets (annualized):
      Expenses, net.......................................................................         0.31%             0.06%
      Expenses before waivers and reimbursements..........................................         0.70%             0.45%
      Net investment income...............................................................         4.98%             5.24%

* Class commenced operations on November 27, 1996.

** Class commenced operations on November 20, 1996.

            See accompanying notes to combined financial statements.

                     COMBINED NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- ORGANIZATION AND NATURE OF OPERATIONS

     The Evergreen Institutional Money Market Funds (the "Funds") are series of open-end, diversified, management investment companies registered under the Investment Company Act of 1940, as amended (the "Act"). The Evergreen Institutional Money Market Funds consist of Evergreen Institutional Money Market Fund ("Money Market"), Evergreen Institutional Tax Exempt Money Market Fund ("Tax Exempt") and Evergreen Institutional Treasury Money Market Fund ("Treasury"), known collectively as the Funds. Money Market and Treasury are separate investment series of Evergreen Money Market Trust. Tax Exempt is a separate investment series of The Evergreen Municipal Trust.

     The investment objective of Money Market is to achieve as high a level of current income as is consistent with preserving capital and providing liquidity. The investment objective of Tax Exempt is to achieve as high a level of current income exempt from Federal income tax as is consistent with preserving capital and providing liquidity. The investment objective of Treasury is to maintain stability of principal while earning current income.

     Prior to November 19, 1996 for Money Market and November 20, 1996 for Tax Exempt and Treasury, the Funds had no operations other than the sale of 10 shares of beneficial interest to Evergreen Keystone Distributor, Inc. ("EKD") (formerly, Evergreen Funds Distributor, Inc.), the distributor for the Evergreen group of mutual funds.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

     SECURITY VALUATIONS -- Portfolio securities are valued at amortized cost which approximates market value. The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a straight-line amortization of any discount or premium to maturity.

     SECURITY TRANSACTIONS -- Security transactions are accounted for on the date purchased or sold. Net realized gains or losses are determined on the identified cost basis.

     INVESTMENT INCOME AND EXPENSES -- Interest income and expenses are accrued daily. Premiums and discounts paid on securities are amortized or accreted into interest income.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the Federal Reserve Bank and are designated as being held on each Fund's behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis, and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment adviser to be creditworthy pursuant to guidelines established by each Fund's Trustees.

     LENDING SECURITIES -- In order to generate income and to offset expenses, the Funds may lend portfolio securities to brokers, dealers and other financial organizations. The Funds' investment adviser will monitor the creditworthiness of such borrowers. Loans of securities may not exceed 30% of a Fund's total assets and will be collateralized by cash, letters of credit or United States Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities, including accrued interest. While such securities are on loan, the borrower will pay a Fund any income accruing thereon, and the Fund many invest the collateral in portfolio securities, thereby increasing its return. A Fund will have the right to call any such loan and obtain the securities loaned at any time on five days' notice. Any gain or loss in the market price of the loaned securities which occurs during the term of the loan would affect a Fund and its investors. A Fund may pay reasonable fees in connection with such loans.

                     COMBINED NOTES TO FINANCIAL STATEMENTS

     At February 28, 1997, Treasury had $100,237,263 in United States Treasury Notes on loan and held $102,105,842 (including accrued interest) in repurchase agreements as collateral.

     WHEN ISSUED AND DELAYED DELIVERY TRANSACTIONS -- Tax Exempt and Treasury may purchase securities on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). The Funds record when-issued or delayed delivery transactions on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

     DIVIDENDS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Dividends from net realized capital gains on investments, if any, will be distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from the amounts available for distribution under generally accepted accounting principles. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets.

     INCOME TAXES -- It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and other net income to its shareholders. Accordingly, no provisions for Federal income or excise taxes are necessary. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

     At February 28, 1997, Money Market and Tax Exempt had capital loss carryforwards of $1,850 and $11,420, respectively, expiring in the year 2005.

     ALLOCATION OF EXPENSES -- Expenses specifically identifiable to a class of shares are charged to that class. Expenses common to a Trust as a whole are allocated to the funds in that Trust. Net investment income (other than class specific expenses) and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

     ORGANIZATION COSTS -- All costs incurred by the Funds in connection with the organization and initial public offering of shares of the Funds, principally professional fees and printing costs, have been deferred. Upon commencement of investment operations of each Fund, the deferred organization expenses are being amortized on a straight-line basis over a period of five years.

     USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

NOTE 3 -- INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

     INVESTMENT ADVISORY AGREEMENT -- The Capital Management Group of First Union National Bank of North Carolina, ("CMG") serves as the Funds' investment adviser. First Union National Bank of North Carolina ("First Union") is a subsidiary of First Union Corporation. CMG is entitled to receive from each Fund an annual fee equal to 0.15 of 1% of average daily net assets pursuant to each Fund's investment advisory agreement. For the period ended February 28, 1997, CMG voluntarily waived fees of $337,302, $77,430 and $199,136 for Money Market, Tax Exempt and Treasury, respectively. CMG has voluntarily agreed to reimburse each Fund to the extent that any of these Funds' aggregate operating expenses (including the investment advisory fee and amortization of organization expenses, but excluding interest, taxes, brokerage commissions, and extraordinary expenses, and for such Funds' Institutional Service Shares Rule 12b-1 distribution fees and shareholder servicing fees payable) exceed 0.20 of 1% of their average net assets for any fiscal year for Institutional Shares and
0.45 of 1% for

                     COMBINED NOTES TO FINANCIAL STATEMENTS

NOTE 3 -- INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH
AFFILIATES -- continued
Institutional Service Shares. For the period ended February 28, 1997, CMG reimbursed expenses of $478,050, $128,226 and $321,036 for Money Market, Tax Exempt and Treasury, respectively. CMG can modify or terminate these voluntary waivers and reimbursements at any time.

     ADMINISTRATION AGREEMENT -- Evergreen Asset Management Corp. ("Evergreen Asset"), a wholly owned subsidiary of First Union, served as administrator for each Fund. Furman Selz LLC ("Furman Selz") was each Fund's sub-administrator through December 31, 1996. Effective January 1, 1997, The BISYS Group Inc. ("BISYS") acquired Furman Selz' mutual fund unit and accordingly, BISYS became sub-administrator. As sub-administrator, Furman Selz/BISYS provided the officers of the Funds. The administrator and sub-administrator to the Funds are each entitled an annual fee based on the average daily net assets of the Funds administered by Evergreen Asset or Evergreen Keystone Investment Services ("EKIS"), a subsidiary of First Union, for which First Union or its investment advisory subsidiaries is also the investment adviser. These fees are calculated at the following annual rates:

  ADMINISTRATION FEE                 AVERAGE DAILY NET ASSETS
       0.050%                         on the first  $7 billion
       0.035%                         on the next $3 billion
       0.030%                         on the next $5 billion
       0.020%                         on the next $10 billion
       0.015%                         on the next $5 billion
                                       in excess of $30
       0.010%                         billion

SUB-ADMINISTRATION FEE               AVERAGE DAILY NET ASSETS
       0.0100%                        on the first  $7 billion
       0.0075%                        on the next $3 billion
       0.0050%                        on the next $15 billion
                                       in excess of $25
       0.0040%                        billion

     Effective March 11, 1997, EKIS began providing the administrative services to the funds that were formerly provided by Evergreen Asset. The administrative fees are unchanged from those charged by Evergreen Asset.

     At February 28, 1997, assets for which Evergreen Asset or EKIS was the administrator for which First Union and its investment advisory subsidiaries was investment adviser totaled approximately $29 billion.

     PLANS OF DISTRIBUTION -- The Funds have adopted for their Institutional Service Shares Distribution Plans (the "Plans") pursuant to Rule 12b-1 under the Act. Under the terms of the Plans, the Funds incur distribution-related and shareholder servicing expenses which may not exceed 0.25 of 1% of the average daily net asset value of each Fund's outstanding Institutional Service Shares. For the period ended February 28, 1997, Money Market, Tax Exempt and Treasury paid EKD fees of $297,918, $11,834 and $165,813, respectively pursuant to the Plans.

NOTE 4 -- SHARES OF BENEFICIAL INTEREST

     The Funds have an unlimited number of $0.001 par value shares of beneficial interest authorized. Each Fund has two classes of shares, Institutional Service Shares and Institutional Shares. The classes have identical voting, dividend, liquidation and other rights, except that Institutional Service Shares bear distribution expenses (see Note 3) and have exclusive voting rights with respect to their Plans.

                     COMBINED NOTES TO FINANCIAL STATEMENTS

     Transactions in shares of beneficial interest (valued at $1.00 per share) were as follows:

                                                                                     PERIOD ENDED FEBRUARY 28, 1997
                                                                           MONEY MARKET**     TAX EXEMPT*        TREASURY*
Institutional Service Shares:
Shares sold.............................................................    1,727,721,201      106,200,440       986,532,681
Shares issued from reinvestment of distributions........................        3,192,090            2,873           779,808
Shares redeemed.........................................................     (863,618,376 )    (91,906,580)     (477,943,031)
Net increase............................................................      867,294,915       14,296,733       509,369,458
Institutional Shares:
Shares sold.............................................................      850,921,063      356,334,234       684,739,426
Shares issued from reinvestment of distributions........................           24,669               --            29,404
Shares redeemed.........................................................     (275,613,872 )   (150,200,643)     (316,997,426)
Net increase............................................................      575,331,860      206,133,591       367,771,404
Total net increase resulting from Fund share transactions...............    1,442,626,775      220,430,324       877,140,862

 * Funds commenced operations on November 20, 1996.

** Fund commenced operations on November 19, 1996.

NOTE 5 -- FINANCING AGREEMENT

     A financing agreement exists with all of the Evergreen Funds and State Street Bank and Trust Company, Societe Generale and ABN Amro Bank N.V. (collectively, the "Banks") to be accessed by the Evergreen Funds for temporary or emergency purposes only and is subject to each participating Fund's borrowing restrictions. Under the agreement, the Banks provide an unsecured line of credit facility, in the aggregate amount of $225 million ($112.5 million committed and $112.5 million uncommitted), allocated evenly between the Banks. Borrowings under this facility bear interest at .75% per annum above the Federal Funds rate. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which would be allocated to all participating funds. The Funds had no borrowings under the financing agreements during the period ended February 28, 1997.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
  EVERGREEN INSTITUTIONAL MONEY MARKET FUND,
  EVERGREEN INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND,
  AND EVERGREEN INSTITUTIONAL TREASURY MONEY MARKET FUND

     In our opinion, the accompanying Statements of Assets and Liabilities, including the Statements of Investments, and the related Statements of Operations and of Changes in Net Assets and the Financial Highlights present fairly, in all material respects, the financial position of Evergreen Institutional Money Market Fund, Evergreen Institutional Treasury Money Market Fund (two of the portfolios constituting the Evergreen Money Market Trust), and of Evergreen Institutional Tax Exempt Money Market Fund (one of the portfolios constituting the Evergreen Municipal Trust) (collectively, the "Funds"), at February 28, 1997, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the period from commencement of operations, as indicated, through February 28, 1997, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at February 28, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

1177 Avenue of the Americas
New York, NY 10036
April 28, 1997

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
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
                             TRUSTEES AND OFFICERS

                              TRUSTEES:

                              Laurence B. Ashkin*

                              Foster Bam*

                              James S. Howell, Chairman

                              Robert J. Jeffries*+

                              Gerald M. McDonnell

                              Thomas L. McVerry

                              William W. Pettit

                              Russell A. Salton, III M.D.

                              Michael S. Scofield

                              OFFICERS:

                              John J. Pileggi
                              President and Treasurer

                              George O. Martinez
                              Secretary

                              Sheryl Hirschfeld
                              Assistant Secretary

                              Stephen W. St. Clair
                              Assistant Treasurer

                             *Not a Trustee for Evergreen Institutional
                              Treasury Money Market Fund
                              + Trustee Emeritus

                              FEDERAL INCOME TAX STATUS OF DIVIDENDS (UNAUDITED)
100% of the dividends distributed by Evergreen Institutional Tax Exempt Money Market Fund for the period ended February 28, 1997 are exempt from federal income tax, other than alternative minimum tax.

This brochure must be preceeded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

                     NOT                    May lose value
                     FDIC                   No bank Guarantee
                    INSURED

                      Evergreen Keystone Distributor, Inc.

Evergreen Keystone (SM) is a Service Mark of Evergreen Keystone Investment Services, Inc. Copyright 1997.
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